As filed with the Securities and Exchange Commission on July 7, 2023
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22396
NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact name of registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of principal executive offices – Zip Code)
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Registrant's telephone number, including area code: (212) 476-8800
Date of fiscal year end: October 31
Date of reporting period: April 30, 2023
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Report to Stockholders.

(a)	Following is a copy of the semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman
High Yield Strategies
Fund Inc.

Semi-Annual Report
April 30, 2023

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC. ©2023 Neuberger Berman Investment Advisers LLC. All rights reserved.

President’s Letter
Dear Stockholder,
I am pleased to present this semi-annual report for Neuberger Berman High Yield Strategies Fund Inc. (the Fund) for the six months ended April 30, 2023 (the reporting period). The report includes a portfolio commentary, a listing of the Fund’s investments and its unaudited financial statements for the reporting period.
The Fund seeks high total return (income plus capital appreciation). To pursue that objective, we have assembled a portfolio that consists primarily of high yield debt securities.
The Fund commenced a transferable rights offering (Offer) on May 23, 2023 (Record Date), whereby the Fund issued one transferable right (Right) for each share of common stock of the Fund held by stockholders of record as of the Record Date. Holders of Rights were entitled to purchase shares of common stock by submitting three Rights and the subscription price per share for each share purchased. The final subscription price of $7.42 per share of common stock was equal to 89% of the Fund’s net asset value per share of common stock at the close of trading on the NYSE American on June 21, 2023, the expiration date of the Offer. The Offer, which was over-subscribed, resulted in the issuance of 6,482,227 shares of common stock and the gross proceeds of the Offer were approximately $48.1 million.
Thank you for your confidence in the Fund. We will continue to do our best to retain your trust in the years to come.
Sincerely,

Joseph V. Amato
President and CEO
Neuberger Berman High Yield Strategies Fund Inc.

Neuberger Berman High Yield Strategies Fund Inc.
Portfolio Commentary (Unaudited)

Neuberger Berman High Yield Strategies Fund Inc. (the Fund) generated a 5.09% total return on a net asset value (NAV) basis for the six-month period ended April 30, 2023 (the reporting period), underperforming its benchmark, the ICE BofA U.S. High Yield Constrained Index (the Index), which provided a 5.88% total return for the same period. (Fund performance on a market price basis is provided in the table immediately following this commentary.) The use of leverage (typically a performance enhancer in up markets and a detractor during market retreats) contributed to the Fund’s performance during the reporting period.
The high yield market, as measured by the Index, generated solid results during the reporting period. The market experienced periods of heightened volatility, partly driven by uncertainties regarding future U.S. Federal Reserve Board (Fed) actions, moderating but still elevated inflation and turmoil in U.S. regional and European banking. The mini banking crisis triggered bouts of investor risk aversion; however, government actions quelled concerns over widespread contagion. All told, during the reporting period, yields moved lower as high-yield bond prices rose and high yield credit spreads tightened. Issuer credit metrics of interest coverage, earnings growth, and leverage remained in favorable ranges, with high-yield issuers broadly well-positioned to navigate the current environment.
From a sector perspective on a relative basis, security selection within and an overweight to telecommunications versus the Index, security selection within and an underweight to health care, and an overweight to and security selection within gas distribution were the worst performers. In contrast, relative to the Index, security selection within and overweights to building materials and diversified financial services, along with an underweight to and security selection within media-broadcast, were the best performers.
In terms of the Fund's portfolio credit quality, security selection within and an overweight to issuers rated CCC and below versus the Index, security selection within and an underweight to BB and security selection within BBB and above were the worst performers. Conversely, security selection within and an overweight to B relative to the Index and an overweight BBB and above rated issuers were the best performers.
Looking ahead, we believe U.S. high-yield valuations may compensate investors for the relatively benign default outlook. Although slowing demand has helped inflation come down from last year’s peak, it is still higher than the Fed’s target range. We believe changes in consumer behavior, rising inventories and central banks needing to balance financial and price stability are likely to continue to push inflation in a downward trend. Our analysts remain focused on the fundamentals of individual issuers, assessing the base and downside cases in the event of a soft economic landing or recession. Relatively healthy consumer and business balance sheets and positive economic growth should remain supportive of fundamentals, in our view. While the macroeconomic data can move the high-yield market day-to-day, we remain focused on industry-specific trends and idiosyncratic risks to individual issuers. Despite the potential for short-term volatility, we believe our bottom-up, fundamental credit research that focuses on security selection, avoiding credit deterioration, and putting only our "best ideas" into the Fund, will position us well to take advantage of any volatility.
Sincerely,
Joe Lind and Chris Kocinski
Portfolio Co-Managers
The portfolio composition, industries and holdings of the Fund are subject to change without notice.
The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.
The value of securities owned by the Fund, as well as the market value of shares of the Fund’s common stock, may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; regulatory or legislative developments; price, currency and interest rate fluctuations, including those resulting from changes in central bank policies; and changes in investor sentiment.

The performance of certain rated bonds within the Index, as noted above, represent issues that are rated Baa1/BBB+ through Baa3/BBB- and above, Ba1/BB+ through Ba3/BB-, B1/B+ through B3/B- and Caa1/CCC+ or lower, based on an average of Moody’s, S&P Global and Fitch, as calculated by ICE BofA.

High Yield Strategies Fund Inc. (Unaudited)

TICKER SYMBOL
High Yield Strategies Fund Inc.	NHS

PORTFOLIO BY MATURITY DISTRIBUTION
(as a % of Total Investments*)
Less than One Year	1.2%
One to less than Five Years	46.5
Five to less than Ten Years	47.5
Ten Years or Greater	4.8
Total	100.0%

*	Does not include Short-Term Investments or the impact of the Fund’s open positions in derivatives, if any.

PERFORMANCE HIGHLIGHTS[1]
	Inception Date	Six Month Period Ended 04/30/2023	Average Annual Total Return Ended 04/30/2023
			1 Year	5 Years	10 Years	Life of Fund
At NAV[2]
High Yield Strategies Fund Inc.	07/28/2003	5.09%	-7.58%	1.51%	3.33%	7.43%
At Market Price[3]
High Yield Strategies Fund Inc.	07/28/2003	17.59%	5.27%	5.77%	4.50%	7.50%
Index
ICE BofA U.S. High Yield Constrained Index[4]		5.88%	1.03%	3.10%	3.93%	6.56%
Listed closed-end funds, unlike open-end funds, are not continually offered. Generally, there is an initial public offering and, once issued, shares of common stock of closed-end funds are sold in the secondary market on a stock exchange.
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, please visit www. nb.com/cef-performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a stockholder would pay on Fund distributions or on the sale of shares of the Fund’s common stock.
The investment return and market price will fluctuate and shares of the Fund’s common stock may trade at prices above or below NAV. Shares of the Fund’s common stock, when sold, may be worth more or less than their original cost.
Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not waived certain expenses during certain of the periods shown. The waived fees are from prior years that are no longer disclosed in the Financial Highlights.

Endnotes (Unaudited)

1	The performance information for periods prior to August 6, 2010 is that of a predecessor fund (Neuberger Berman High Yield Strategies Fund).
2	Returns based on the NAV of the Fund.
3	Returns based on the market price of shares of the Fund’s common stock on the NYSE American.
4
The ICE BofA U.S. High Yield Constrained Index tracks the performance of U.S. dollar-denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. In addition to meeting other criteria, qualifying securities must have a below investment grade rating (based on an average of Moody’s,
S&P and Fitch ratings) and have risk exposure to countries that are members of the FX-G10, Western
Europe or territories of the U.S. and Western Europe. Securities in legal default are excluded from the index. Index constituents are capitalization-weighted, provided the total allocation to an individual issuer does not exceed 2%. Transaction costs are incorporated into the calculation of total return for ICE fixed income indices beginning in July 2022.  Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by
NBIA and include reinvestment of all income dividends and other distributions, if any. The Fund may invest in securities not included in the index and generally does not invest in all securities included in the index.

For more complete information on Neuberger Berman High Yield Strategies Fund Inc., call Neuberger Berman Investment Advisers LLC at (877) 461-1899, or visit our website at www.nb.com.

Legend April 30, 2023 (Unaudited)
Neuberger Berman High Yield Strategies Fund Inc.
Benchmarks:
LIBOR	= London Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
Clearinghouses:
CME	= CME Group, Inc.
Index Periods/Payment Frequencies:
3M	= 3 Months
6M	= 6 Months
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC

Currency Abbreviations:
USD	= United States Dollar

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)
April 30, 2023

Principal Amount		Value
Asset-Backed Securities 7.9%
$1,500,000	AGL Core CLO 4 Ltd., Series 2020-4A, Class A1R, (3 mo. USD LIBOR + 1.07%), 6.32%, due 4/20/2033	$1,479,430 (a)(b)
500,000	Ares LIV CLO Ltd., Series 2019-54A, Class E, (3 mo. USD LIBOR + 7.34%), 12.60%, due 10/15/2032	464,233 (a)(b)
1,500,000	Balboa Bay Loan Funding Ltd., Series 2021-1A, Class A, (3 mo. USD LIBOR + 1.20%), 6.45%, due 7/20/2034	1,468,202 (a)(b)
250,000	Barings CLO Ltd., Series 2017-1A, Class E, (3 mo. USD LIBOR + 6.00%), 11.26%, due 7/18/2029	227,984 (a)(b)
625,000	Benefit Street Partners CLO XXX Ltd., Series 2023-30A, Class D, (3 mo. USD Term SOFR + 5.60%), 10.31%, due 4/25/2036	616,167 (a)(b)
1,000,000	Canyon Capital CLO Ltd., Series 2021-2A, Class D, (3 mo. USD LIBOR + 3.35%), 8.61%, due 4/15/2034	921,858 (a)(b)
350,000	Cedar Funding X CLO Ltd., Series 2019-10A, Class ER, (3 mo. USD LIBOR + 6.50%), 11.75%, due 10/20/2032	314,285 (a)(b)
250,000	Crown City CLO II, Series 2020-2A, Class DR, (3 mo. USD Term SOFR + 7.11%), 12.16%, due 4/20/2035	211,271 (a)(b)
500,000	Galaxy XXII CLO Ltd., Series 2016-22A, Class DRR, (3 mo. USD LIBOR + 3.35%), 8.61%, due 4/16/2034	443,305 (a)(b)
1,500,000	Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3 mo. USD Term SOFR + 1.36%), 6.35%, due 7/15/2035	1,458,789 (a)(b)
1,000,000	KKR CLO Ltd., Series 23, Class D, (3 mo. USD LIBOR + 3.10%), 8.35%, due 10/20/2031	941,732 (a)(b)
500,000	Madison Park Funding XXIX Ltd., Series 2018-29A, Class D, (3 mo. USD LIBOR + 3.00%), 8.26%, due 10/18/2030	477,352 (a)(b)
1,000,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-17A, Class D, (3 mo. USD Term SOFR + 4.95%), 10.00%, due 7/20/2035	980,461 (a)(b)
1,000,000	Octagon Investment Partners 39 Ltd., Series 2018-3A, Class D, (3 mo. USD LIBOR + 2.95%), 8.20%, due 10/20/2030	926,602 (a)(b)
1,500,000	Trestles CLO IV Ltd., Series 2021-4A, Class A, (3 mo. USD LIBOR + 1.17%), 6.43%, due 7/21/2034	1,470,519 (a)(b)
500,000	TSTAT Ltd., Series 2022-1A, Class E, (3 mo. USD Term SOFR + 8.50%), 13.55%, due 7/20/2031	466,777 (a)(b)
250,000	Voya CLO Ltd., Series 2019-2A, Class E, (3 mo. USD LIBOR + 6.60%), 11.85%, due 7/20/2032	223,576 (a)(b)
Total Asset-Backed Securities (Cost $13,191,098)		13,092,543

Corporate Bonds 147.1%
Advertising 0.4%
805,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	675,663 (a)
Aerospace & Defense 1.9%
TransDigm, Inc.
505,000	7.50%, due 3/15/2027	507,520
1,310,000	5.50%, due 11/15/2027	1,257,182
1,380,000	6.75%, due 8/15/2028	1,401,447 (a)
3,166,149
Agriculture 0.1%
140,000	Darling Ingredients, Inc., 6.00%, due 6/15/2030	138,497 (a)
Airlines 5.8%
515,000	Air Canada, 3.88%, due 8/15/2026	476,727 (a)
480,000	American Airlines, Inc., 7.25%, due 2/15/2028	466,864 (a)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
4,765,000	5.50%, due 4/20/2026	4,679,200 (a)
2,335,000	5.75%, due 4/20/2029	2,218,916 (a)
135,000	Delta Air Lines, Inc., 7.38%, due 1/15/2026	142,286
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Airlines – cont'd
	Latam Airlines Group SA
$420,000	13.38%, due 10/15/2027	$438,823 (a)
335,000	13.38%, due 10/15/2029	351,710 (a)
	United Airlines, Inc.
400,000	4.38%, due 4/15/2026	382,008 (a)
435,000	4.63%, due 4/15/2029	393,687 (a)
		9,550,221
Apparel 0.2%
345,000	Wolverine World Wide, Inc., 4.00%, due 8/15/2029	286,781 (a)
Auto Manufacturers 4.8%
	Ford Motor Co.
845,000	9.63%, due 4/22/2030	982,617
270,000	7.45%, due 7/16/2031	284,170
395,000	4.75%, due 1/15/2043	296,763
415,000	7.40%, due 11/1/2046	422,462
	Ford Motor Credit Co. LLC
725,000	3.81%, due 1/9/2024	711,578
1,005,000	5.58%, due 3/18/2024	999,277
590,000	4.06%, due 11/1/2024	573,260
115,000	5.13%, due 6/16/2025	111,945
725,000	4.39%, due 1/8/2026	688,814
880,000	6.95%, due 3/6/2026	888,076
510,000	(Secured Overnight Financing Rate + 2.95%), 7.73%, due 3/6/2026	512,779 (b)
70,000	4.13%, due 8/17/2027	64,229
545,000	7.35%, due 11/4/2027	560,424
210,000	6.80%, due 5/12/2028	210,126
225,000	Jaguar Land Rover Automotive PLC, 5.88%, due 1/15/2028	194,537 (a)
165,000	Nissan Motor Acceptance Co. LLC, 2.00%, due 3/9/2026	145,407 (a)
310,000	Nissan Motor Co. Ltd., 4.35%, due 9/17/2027	284,086 (a)
		7,930,550
Auto Parts & Equipment 2.1%
460,000	Adient Global Holdings Ltd., 4.88%, due 8/15/2026	441,985 (a)
	Dana, Inc.
450,000	5.38%, due 11/15/2027	422,943
475,000	4.50%, due 2/15/2032	379,882
715,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	663,162 (a)
575,000	Goodyear Tire & Rubber Co., 5.00%, due 7/15/2029	508,276
	ZF North America Capital, Inc.
390,000	6.88%, due 4/14/2028	401,382 (a)
725,000	7.13%, due 4/14/2030	748,342 (a)
		3,565,972
Banks 1.2%
450,000	Bank of America Corp., Series TT, 6.13%, due 4/27/2027	436,303 (c)(d)
425,000	Bank of New York Mellon Corp., Series H, 3.70%, due 3/20/2026	375,322 (c)(d)
1,020,000	JPMorgan Chase & Co., Series HH, 4.60%, due 2/1/2025	946,050 (c)(d)
375,000	PNC Financial Services Group, Inc., Series T, 3.40%, due 9/15/2026	286,903 (c)(d)
		2,044,578
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Biotechnology 0.2%
$425,000	Amgen, Inc., 3.38%, due 2/21/2050	$314,067
Building Materials 4.1%
565,000	Builders FirstSource, Inc., 6.38%, due 6/15/2032	562,011 (a)
860,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	814,850 (a)
585,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	440,213 (a)
1,540,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	1,347,500 (a)
785,000	Knife River Holding Co., 7.75%, due 5/1/2031	795,755 (a)
Masonite International Corp.
1,425,000	5.38%, due 2/1/2028	1,371,562 (a)
170,000	3.50%, due 2/15/2030	145,577 (a)
665,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	558,600 (a)
905,000	Standard Industries, Inc., 4.38%, due 7/15/2030	781,150 (a)
6,817,218
Chemicals 4.5%
965,000	Avient Corp., 7.13%, due 8/1/2030	986,241 (a)
145,000	INEOS Finance PLC, 6.75%, due 5/15/2028	143,269 (a)
NOVA Chemicals Corp.
720,000	4.88%, due 6/1/2024	708,557 (a)
65,000	5.00%, due 5/1/2025	63,073 (a)
736,000	5.25%, due 6/1/2027	666,073 (a)
700,000	Olympus Water U.S. Holding Corp., 4.25%, due 10/1/2028	597,153 (a)
680,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	612,289 (a)
400,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	368,259 (a)
160,000	SPCM SA, 3.13%, due 3/15/2027	142,864 (a)
465,000	Tronox, Inc., 4.63%, due 3/15/2029	386,000 (a)
525,000	Vibrantz Technologies, Inc., 9.00%, due 2/15/2030	401,461 (a)
2,770,000	WR Grace Holdings LLC, 5.63%, due 8/15/2029	2,389,365 (a)
7,464,604
Commercial Services 6.0%
355,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	278,313 (a)
APX Group, Inc.
2,090,000	6.75%, due 2/15/2027	2,087,869 (a)
1,210,000	5.75%, due 7/15/2029	1,080,882 (a)
125,000	ASGN, Inc., 4.63%, due 5/15/2028	115,515 (a)
Garda World Security Corp.
50,000	7.75%, due 2/15/2028	50,250 (a)
430,000	6.00%, due 6/1/2029	353,675 (a)
530,000	Korn Ferry, 4.63%, due 12/15/2027	503,367 (a)
625,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, due 2/1/2026	565,625 (a)
MPH Acquisition Holdings LLC
365,000	5.50%, due 9/1/2028	279,024 (a)
660,000	5.75%, due 11/1/2028	417,274 (a)
450,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	423,563 (a)
150,000	PECF USS Intermediate Holding III Corp., 8.00%, due 11/15/2029	97,900 (a)
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,285,000	5.75%, due 4/15/2026	1,275,316 (a)
870,000	6.25%, due 1/15/2028	814,786 (a)
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Services – cont'd
United Rentals North America, Inc.
$150,000	4.88%, due 1/15/2028	$144,120
600,000	5.25%, due 1/15/2030	580,325
1,075,000	3.75%, due 1/15/2032	921,760
9,989,564
Computers 2.8%
1,070,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	893,450 (a)
1,150,000	McAfee Corp., 7.38%, due 2/15/2030	954,614 (a)
2,970,000	Presidio Holdings, Inc., 8.25%, due 2/1/2028	2,795,851 (a)
4,643,915
Cosmetics - Personal Care 0.4%
755,000	Coty, Inc., 5.00%, due 4/15/2026	737,174 (a)
Distribution - Wholesale 2.0%
1,030,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	945,025 (a)
1,000,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	846,971 (a)
Ritchie Bros Holdings, Inc.
260,000	6.75%, due 3/15/2028	269,100 (a)
845,000	7.75%, due 3/15/2031	897,812 (a)
425,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	425,638 (a)
3,384,546
Diversified Financial Services 4.1%
460,000	Ally Financial, Inc., 5.75%, due 11/20/2025	446,976
755,000	Avolon Holdings Funding Ltd., 5.25%, due 5/15/2024	744,444 (a)
904,067	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	807,079 (a)(e)
160,000	LPL Holdings, Inc., 4.00%, due 3/15/2029	143,708 (a)
OneMain Finance Corp.
1,045,000	6.13%, due 3/15/2024	1,027,791
345,000	6.88%, due 3/15/2025	337,507
470,000	7.13%, due 3/15/2026	458,034
555,000	6.63%, due 1/15/2028	514,762
380,000	3.88%, due 9/15/2028	304,957
VistaJet Malta Finance PLC/XO Management Holding, Inc.
1,390,000	7.88%, due 5/1/2027	1,320,500 (a)
880,000	6.38%, due 2/1/2030	761,318 (a)
6,867,076
Electric 5.9%
Calpine Corp.
260,000	5.13%, due 3/15/2028	240,164 (a)
2,035,000	5.00%, due 2/1/2031	1,714,432 (a)
170,000	Clearway Energy Operating LLC, 3.75%, due 1/15/2032	142,592 (a)
425,000	Duke Energy Corp., 3.75%, due 9/1/2046	333,756
450,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	405,042 (a)
NRG Energy, Inc.
1,080,000	10.25%, due 3/15/2028	1,059,563 (a)(c)(d)
670,000	5.25%, due 6/15/2029	618,014 (a)
595,000	3.63%, due 2/15/2031	481,643 (a)
590,000	Talen Energy Supply LLC, 8.63%, due 6/1/2030	590,000 (a)(f)
655,000	TransAlta Corp., 7.75%, due 11/15/2029	687,803
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Electric – cont'd
$1,940,000	Vistra Corp., 7.00%, due 12/15/2026	$1,739,847 (a)(c)(d)
Vistra Operations Co. LLC
735,000	5.50%, due 9/1/2026	720,184 (a)
1,240,000	4.38%, due 5/1/2029	1,108,632 (a)
9,841,672
Electrical Components & Equipment 0.7%
Energizer Holdings, Inc.
715,000	6.50%, due 12/31/2027	697,473 (a)
530,000	4.75%, due 6/15/2028	476,624 (a)
1,174,097
Electronics 0.9%
1,145,000	Imola Merger Corp., 4.75%, due 5/15/2029	991,515 (a)
555,000	Sensata Technologies BV, 5.88%, due 9/1/2030	545,004 (a)
1,536,519
Energy - Alternate Sources 1.1%
1,985,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	1,798,906 (a)
Engineering & Construction 1.2%
1,170,000	Global Infrastructure Solutions, Inc., 7.50%, due 4/15/2032	1,005,381 (a)
1,080,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	1,009,800 (a)
2,015,181
Entertainment 5.9%
435,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	438,306 (a)
Caesars Entertainment, Inc.
330,000	4.63%, due 10/15/2029	289,507 (a)
620,000	7.00%, due 2/15/2030	625,534 (a)
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
720,000	5.50%, due 5/1/2025	717,859 (a)
110,000	6.50%, due 10/1/2028	108,685
Churchill Downs, Inc.
305,000	4.75%, due 1/15/2028	288,834 (a)
1,295,000	6.75%, due 5/1/2031	1,303,482 (a)
995,000	Everi Holdings, Inc., 5.00%, due 7/15/2029	886,794 (a)
595,000	Lions Gate Capital Holdings LLC, 5.50%, due 4/15/2029	433,452 (a)
Live Nation Entertainment, Inc.
905,000	6.50%, due 5/15/2027	915,205 (a)
615,000	4.75%, due 10/15/2027	569,582 (a)
160,000	3.75%, due 1/15/2028	143,200 (a)
235,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	210,325 (a)
805,000	Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, due 11/1/2026	752,675 (a)
1,050,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	931,592 (a)
425,000	Scientific Games International, Inc., 7.00%, due 5/15/2028	423,963 (a)
355,000	Warnermedia Holdings, Inc., 5.14%, due 3/15/2052	283,665 (a)
160,000	WMG Acquisition Corp., 3.75%, due 12/1/2029	140,800 (a)
345,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, due 10/1/2029	317,658 (a)
9,781,118
Environmental Control 0.5%
160,000	Clean Harbors, Inc., 5.13%, due 7/15/2029	153,734 (a)
405,000	GFL Environmental, Inc., 4.38%, due 8/15/2029	366,541 (a)
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Environmental Control – cont'd
$300,000	Harsco Corp., 5.75%, due 7/31/2027	$253,311 (a)
773,586
Food 4.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
125,000	5.88%, due 2/15/2028	123,742 (a)
915,000	6.50%, due 2/15/2028	926,437 (a)
350,000	3.50%, due 3/15/2029	310,098 (a)
330,000	4.88%, due 2/15/2030	307,725 (a)
Performance Food Group, Inc.
965,000	5.50%, due 10/15/2027	945,774 (a)
525,000	4.25%, due 8/1/2029	477,936 (a)
Pilgrim's Pride Corp.
645,000	4.25%, due 4/15/2031	561,028
1,085,000	3.50%, due 3/1/2032	873,425
605,000	6.25%, due 7/1/2033	598,473
855,000	TreeHouse Foods, Inc., 4.00%, due 9/1/2028	756,701
1,050,000	U.S. Foods, Inc., 4.75%, due 2/15/2029	976,692 (a)
6,858,031
Forest Products & Paper 0.3%
605,000	Ahlstrom Holding 3 Oy, 4.88%, due 2/4/2028	512,277 (a)
Healthcare - Products 0.8%
295,000	Hologic, Inc., 4.63%, due 2/1/2028	286,822 (a)
Medline Borrower LP
875,000	3.88%, due 4/1/2029	765,584 (a)
270,000	5.25%, due 10/1/2029	233,540 (a)
1,285,946
Healthcare - Services 3.5%
CHS/Community Health Systems, Inc.
222,000	8.00%, due 12/15/2027	219,881 (a)
5,000	6.00%, due 1/15/2029	4,431 (a)
460,000	5.25%, due 5/15/2030	383,393 (a)
480,000	4.75%, due 2/15/2031	387,234 (a)
DaVita, Inc.
355,000	4.63%, due 6/1/2030	309,230 (a)
780,000	3.75%, due 2/15/2031	628,114 (a)
580,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	14,500 (a)
170,000	HealthEquity, Inc., 4.50%, due 10/1/2029	152,014 (a)
Molina Healthcare, Inc.
615,000	4.38%, due 6/15/2028	576,386 (a)
880,000	3.88%, due 5/15/2032	754,145 (a)
Tenet Healthcare Corp.
275,000	4.88%, due 1/1/2026	270,835
440,000	5.13%, due 11/1/2027	426,921
745,000	6.13%, due 10/1/2028	722,805
570,000	6.13%, due 6/15/2030	563,794 (a)
490,000	U.S. Acute Care Solutions LLC, 6.38%, due 3/1/2026	437,325 (a)
5,851,008
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Holding Companies - Diversified 0.4%
$710,000	Benteler International AG, 10.50%, due 5/15/2028	$725,975 (a)(f)
Home Builders 1.9%
755,000	KB Home, 7.25%, due 7/15/2030	776,023
Mattamy Group Corp.
160,000	5.25%, due 12/15/2027	148,847 (a)
350,000	4.63%, due 3/1/2030	306,679 (a)
145,000	Meritage Homes Corp., 5.13%, due 6/6/2027	142,100
Shea Homes LP/Shea Homes Funding Corp.
1,100,000	4.75%, due 2/15/2028	1,001,000
280,000	4.75%, due 4/1/2029	249,304
570,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 3/1/2024	567,210 (a)
3,191,163
Insurance 4.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
2,640,000	6.75%, due 10/15/2027	2,464,423 (a)
505,000	5.88%, due 11/1/2029	435,635 (a)
595,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	539,913 (a)
825,000	AssuredPartners, Inc., 5.63%, due 1/15/2029	714,234 (a)
685,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	594,256 (a)
1,850,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	1,808,412 (a)
390,000	HUB International Ltd., 7.00%, due 5/1/2026	388,264 (a)
430,000	Ryan Specialty Group LLC, 4.38%, due 2/1/2030	385,387 (a)
7,330,524
Internet 1.3%
Gen Digital, Inc.
390,000	6.75%, due 9/30/2027	393,011 (a)
325,000	7.13%, due 9/30/2030	326,465 (a)
460,000	Newfold Digital Holdings Group, Inc., 6.00%, due 2/15/2029	315,881 (a)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
435,000	4.75%, due 4/30/2027	377,363 (a)
240,000	6.00%, due 2/15/2028	178,800 (a)
645,000	10.75%, due 6/1/2028	584,015 (a)
2,175,535
Iron - Steel 1.4%
ATI, Inc.
130,000	5.88%, due 12/1/2027	126,953
450,000	4.88%, due 10/1/2029	414,878
Carpenter Technology Corp.
75,000	6.38%, due 7/15/2028	74,344
665,000	7.63%, due 3/15/2030	680,166
1,250,000	TMS International Corp., 6.25%, due 4/15/2029	965,973 (a)
2,262,314
Leisure Time 3.8%
1,455,000	Carnival Corp., 9.88%, due 8/1/2027	1,491,713 (a)
665,000	Carnival Holdings Bermuda Ltd., 10.38%, due 5/1/2028	714,931 (a)
445,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	446,285 (a)(f)
255,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	239,704 (a)
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Leisure Time – cont'd
NCL Corp. Ltd.
$30,000	5.88%, due 3/15/2026	$25,841 (a)
650,000	5.88%, due 2/15/2027	613,130 (a)
555,000	NCL Finance Ltd., 6.13%, due 3/15/2028	448,163 (a)
Royal Caribbean Cruises Ltd.
345,000	4.25%, due 7/1/2026	308,805 (a)
1,335,000	5.50%, due 4/1/2028	1,177,197 (a)
920,000	7.25%, due 1/15/2030	922,587 (a)
6,388,356
Lodging 0.7%
1,140,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	1,124,188 (a)
Machinery - Construction & Mining 0.5%
275,000	Manitowoc Co., Inc., 9.00%, due 4/1/2026	272,845 (a)
530,000	Terex Corp., 5.00%, due 5/15/2029	492,959 (a)
765,804
Machinery - Diversified 1.5%
Chart Industries, Inc.
1,460,000	7.50%, due 1/1/2030	1,503,800 (a)
95,000	9.50%, due 1/1/2031	100,581 (a)
700,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	586,315 (a)
265,000	TK Elevator U.S. Newco, Inc., 5.25%, due 7/15/2027	247,740 (a)
2,438,436
Media 6.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
1,485,000	5.50%, due 5/1/2026	1,457,819 (a)
520,000	5.00%, due 2/1/2028	480,788 (a)
1,145,000	5.38%, due 6/1/2029	1,050,100 (a)
440,000	6.38%, due 9/1/2029	418,158 (a)
140,000	4.50%, due 8/15/2030	117,558 (a)
570,000	4.25%, due 2/1/2031	466,836 (a)
CSC Holdings LLC
315,000	11.25%, due 5/15/2028	313,929 (a)
535,000	6.50%, due 2/1/2029	446,689 (a)
2,415,000	5.75%, due 1/15/2030	1,232,481 (a)
605,000	4.13%, due 12/1/2030	434,197 (a)
615,000	4.63%, due 12/1/2030	300,198 (a)
710,000	DISH DBS Corp., 5.13%, due 6/1/2029	327,441
285,000	DISH Network Corp., 11.75%, due 11/15/2027	269,224 (a)
McGraw-Hill Education, Inc.
400,000	5.75%, due 8/1/2028	355,287 (a)
680,000	8.00%, due 8/1/2029	584,800 (a)
245,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 9/15/2028	114,317 (a)
690,000	Sirius XM Radio, Inc., 3.88%, due 9/1/2031	521,413 (a)
800,000	Virgin Media Finance PLC, 5.00%, due 7/15/2030	674,143 (a)
1,170,000	Virgin Media Vendor Financing Notes IV DAC, 5.00%, due 7/15/2028	1,048,891 (a)
10,614,269
Metal Fabricate - Hardware 0.3%
525,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	519,393 (a)
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Mining 5.3%
$1,680,000	Century Aluminum Co., 7.50%, due 4/1/2028	$1,584,298 (a)
First Quantum Minerals Ltd.
745,000	7.50%, due 4/1/2025	743,100 (a)
965,000	6.88%, due 3/1/2026	947,456 (a)
1,275,000	6.88%, due 10/15/2027	1,237,833 (a)
FMG Resources August 2006 Pty Ltd.
720,000	5.13%, due 5/15/2024	715,540 (a)
655,000	5.88%, due 4/15/2030	635,215 (a)
165,000	4.38%, due 4/1/2031	143,324 (a)
770,000	6.13%, due 4/15/2032	745,004 (a)
Hudbay Minerals, Inc.
1,120,000	4.50%, due 4/1/2026	1,042,970 (a)
1,085,000	6.13%, due 4/1/2029	1,014,796 (a)
8,809,536
Miscellaneous Manufacturer 0.1%
145,000	Amsted Industries, Inc., 5.63%, due 7/1/2027	142,154 (a)
Oil & Gas 8.1%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
1,520,000	7.00%, due 11/1/2026	1,470,860 (a)
190,000	9.00%, due 11/1/2027	234,888 (a)
955,000	8.25%, due 12/31/2028	925,044 (a)
695,000	5.88%, due 6/30/2029	624,205 (a)
235,000	Callon Petroleum Co., 7.50%, due 6/15/2030	223,207 (a)
740,000	Chesapeake Energy Corp., 6.75%, due 4/15/2029	732,544 (a)
Comstock Resources, Inc.
1,347,000	6.75%, due 3/1/2029	1,219,543 (a)
1,820,000	5.88%, due 1/15/2030	1,562,420 (a)
425,000	Crescent Energy Finance LLC, 9.25%, due 2/15/2028	423,836 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
395,000	6.25%, due 11/1/2028	378,312 (a)
183,000	5.75%, due 2/1/2029	170,969 (a)
118,000	6.00%, due 2/1/2031	108,752 (a)
190,000	Nabors Industries Ltd., 7.50%, due 1/15/2028	172,896 (a)
550,000	Nabors Industries, Inc., 7.38%, due 5/15/2027	533,500 (a)
940,000	Noble Finance II LLC, 8.00%, due 4/15/2030	962,579 (a)
575,000	Northern Oil & Gas, Inc., 8.13%, due 3/1/2028	567,812 (a)
475,000	Occidental Petroleum Corp., 4.63%, due 6/15/2045	389,419
1,040,000	PDC Energy, Inc., 5.75%, due 5/15/2026	1,009,544
Permian Resources Operating LLC
250,000	5.38%, due 1/15/2026	237,951 (a)
655,000	5.88%, due 7/1/2029	619,812 (a)
310,000	Rockcliff Energy II LLC, 5.50%, due 10/15/2029	280,339 (a)
680,000	Valaris Ltd., 8.38%, due 4/30/2030	680,292 (a)
13,528,724
Packaging & Containers 5.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
555,000	6.00%, due 6/15/2027	552,255 (a)
115,000	4.00%, due 9/1/2029	93,675 (a)
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Packaging & Containers – cont'd
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
$1,835,000	5.25%, due 8/15/2027	$1,569,291 (a)
200,000	5.25%, due 8/15/2027	171,040 (a)
145,000	Berry Global, Inc., 5.63%, due 7/15/2027	142,832 (a)
145,000	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 2/1/2026	142,148
285,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, due 9/15/2028	236,896 (a)
Mauser Packaging Solutions Holding Co.
1,135,000	7.88%, due 8/15/2026	1,151,259 (a)
975,000	9.25%, due 4/15/2027	925,274 (a)
410,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	361,050 (a)
50,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/2027	45,000 (a)
460,000	Sealed Air Corp., 4.00%, due 12/1/2027	429,886 (a)
560,000	Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, due 2/1/2028	568,232 (a)
Trident TPI Holdings, Inc.
620,000	9.25%, due 8/1/2024	634,362 (a)
715,000	12.75%, due 12/31/2028	732,196 (a)(f)
Trivium Packaging Finance BV
540,000	5.50%, due 8/15/2026	524,261 (a)
1,035,000	8.50%, due 8/15/2027	999,218 (a)
9,278,875
Pharmaceuticals 1.2%
480,000	180 Medical, Inc., 3.88%, due 10/15/2029	427,466 (a)
590,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, due 4/30/2031	525,716 (a)
1,030,000	Teva Pharmaceutical Finance Netherlands III BV, 7.88%, due 9/15/2029	1,078,575
2,031,757
Pipelines 15.2%
780,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.88%, due 5/15/2026	800,882 (a)
Buckeye Partners LP
225,000	4.13%, due 3/1/2025	214,858 (a)
420,000	4.13%, due 12/1/2027	377,290
700,000	5.85%, due 11/15/2043	538,678
985,000	5.60%, due 10/15/2044	709,693
1,495,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	1,391,395 (a)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
70,000	5.63%, due 5/1/2027	67,174 (a)
125,000	6.00%, due 2/1/2029	117,812 (a)
1,730,000	7.38%, due 2/1/2031	1,730,000 (a)
DCP Midstream Operating LP
1,050,000	5.85%, due 5/21/2043	1,049,371 (a)(c)
465,000	5.60%, due 4/1/2044	446,007
800,000	DT Midstream, Inc., 4.13%, due 6/15/2029	709,002 (a)
240,000	EnLink Midstream LLC, 6.50%, due 9/1/2030	242,441 (a)
EnLink Midstream Partners LP
100,000	5.60%, due 4/1/2044	83,107
305,000	5.05%, due 4/1/2045	242,042
320,000	5.45%, due 6/1/2047	267,200
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
EQM Midstream Partners LP
$750,000	6.00%, due 7/1/2025	$736,825 (a)
75,000	4.13%, due 12/1/2026	68,059
1,000,000	7.50%, due 6/1/2027	996,420 (a)
405,000	6.50%, due 7/1/2027	394,878 (a)
710,000	5.50%, due 7/15/2028	647,182
320,000	4.50%, due 1/15/2029	271,948 (a)
710,000	7.50%, due 6/1/2030	689,173 (a)
Genesis Energy LP/Genesis Energy Finance Corp.
165,000	6.50%, due 10/1/2025	161,525
270,000	6.25%, due 5/15/2026	260,141
790,000	7.75%, due 2/1/2028	777,544
360,000	8.88%, due 4/15/2030	360,483
1,395,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	1,364,938 (a)
1,075,000	Howard Midstream Energy Partners LLC, 6.75%, due 1/15/2027	1,003,237 (a)
910,000	ITT Holdings LLC, 6.50%, due 8/1/2029	755,546 (a)
350,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	335,289 (a)
New Fortress Energy, Inc.
1,215,000	6.75%, due 9/15/2025	1,157,089 (a)
2,050,000	6.50%, due 9/30/2026	1,887,702 (a)
400,000	NuStar Logistics LP, 5.75%, due 10/1/2025	392,293
1,590,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, due 10/15/2026	1,526,400 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
375,000	7.50%, due 10/1/2025	377,858 (a)
920,000	6.00%, due 3/1/2027	887,641 (a)
125,000	5.50%, due 1/15/2028	115,646 (a)
180,000	6.00%, due 12/31/2030	159,867 (a)
465,000	6.00%, due 9/1/2031	411,723 (a)
Western Midstream Operating LP
230,000	5.45%, due 4/1/2044	199,988
225,000	5.50%, due 8/15/2048	192,416
65,000	5.50%, due 2/1/2050	55,144 (g)
25,173,907
Real Estate 1.5%
Realogy Group LLC/Realogy Co.-Issuer Corp.
1,511,000	5.75%, due 1/15/2029	1,121,917 (a)
1,990,000	5.25%, due 4/15/2030	1,418,787 (a)
2,540,704
Real Estate Investment Trusts 5.9%
465,000	American Tower Corp., 2.95%, due 1/15/2051	299,535
EPR Properties
915,000	4.50%, due 4/1/2025	887,418
430,000	3.75%, due 8/15/2029	342,917
Iron Mountain, Inc.
1,435,000	5.25%, due 3/15/2028	1,380,271 (a)
245,000	5.00%, due 7/15/2028	230,600 (a)
470,000	4.88%, due 9/15/2029	428,672 (a)
905,000	5.63%, due 7/15/2032	821,936 (a)
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Real Estate Investment Trusts – cont'd
MPT Operating Partnership LP/MPT Finance Corp.
$530,000	5.25%, due 8/1/2026	$471,989
235,000	4.63%, due 8/1/2029	177,900
640,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	474,611 (a)
440,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, due 6/1/2025	442,200 (a)
820,000	RHP Hotel Properties LP/RHP Finance Corp., 4.75%, due 10/15/2027	770,800
650,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	546,000 (a)
250,000	Service Properties Trust, 3.95%, due 1/15/2028	195,720
1,115,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	1,066,940 (a)
166,000	VICI Properties LP/VICI Note Co., Inc., 4.25%, due 12/1/2026	158,180 (a)
XHR LP
760,000	6.38%, due 8/15/2025	749,409 (a)
420,000	4.88%, due 6/1/2029	364,522 (a)
9,809,620
Retail 5.3%
1011778 BC ULC/New Red Finance, Inc.
620,000	3.88%, due 1/15/2028	581,521 (a)
160,000	3.50%, due 2/15/2029	143,825 (a)
830,000	4.00%, due 10/15/2030	724,575 (a)
290,000	Abercrombie & Fitch Management Co., 8.75%, due 7/15/2025	294,341 (a)
Asbury Automotive Group, Inc.
170,000	4.63%, due 11/15/2029	151,302 (a)
45,000	5.00%, due 2/15/2032	38,774 (a)
Bath & Body Works, Inc.
575,000	6.63%, due 10/1/2030	551,979 (a)
315,000	6.88%, due 11/1/2035	285,094
635,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	560,387 (a)
Macy's Retail Holdings LLC
355,000	5.88%, due 4/1/2029	325,191 (a)
440,000	5.88%, due 3/15/2030	390,691 (a)
590,000	4.50%, due 12/15/2034	423,071
135,000	5.13%, due 1/15/2042	88,505
545,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, due 4/1/2026	506,450 (a)
545,000	PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 2/15/2029	537,441 (a)
560,000	SRS Distribution, Inc., 6.13%, due 7/1/2029	461,961 (a)
535,000	Victoria's Secret & Co., 4.63%, due 7/15/2029	432,703 (a)
1,165,000	White Cap Parent LLC, 8.25% Cash/9.00% PIK, due 3/15/2026	1,068,155 (a)(e)
Yum! Brands, Inc.
595,000	4.75%, due 1/15/2030	575,557 (a)
165,000	3.63%, due 3/15/2031	145,745
465,000	4.63%, due 1/31/2032	433,599
8,720,867
Software 1.9%
715,000	Central Parent, Inc./CDK Global, Inc., 7.25%, due 6/15/2029	707,949 (a)
270,000	Consensus Cloud Solutions, Inc., 6.50%, due 10/15/2028	236,250 (a)
690,000	MSCI, Inc., 4.00%, due 11/15/2029	621,711 (a)
105,000	Open Text Corp., 3.88%, due 12/1/2029	88,246 (a)
415,000	Oracle Corp., 3.60%, due 4/1/2050	295,070
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Software – cont'd
Rackspace Technology Global, Inc.
$1,490,000	3.50%, due 2/15/2028	$618,350 (a)
2,280,000	5.38%, due 12/1/2028	541,044 (a)
3,108,620
Telecommunications 8.2%
Altice France Holding SA
555,000	10.50%, due 5/15/2027	409,856 (a)
1,855,000	6.00%, due 2/15/2028	1,142,255 (a)
Altice France SA
1,170,000	8.13%, due 2/1/2027	1,044,709 (a)
390,000	5.50%, due 1/15/2028	307,027 (a)
160,000	Ciena Corp., 4.00%, due 1/31/2030	140,547 (a)
1,430,000	CommScope Technologies LLC, 5.00%, due 3/15/2027	987,929 (a)
CommScope, Inc.
215,000	8.25%, due 3/1/2027	166,220 (a)
605,000	7.13%, due 7/1/2028	434,088 (a)
695,000	4.75%, due 9/1/2029	561,245 (a)
Frontier Communications Holdings LLC
325,000	5.00%, due 5/1/2028	285,386 (a)
620,000	5.88%, due 11/1/2029	471,571
745,000	8.75%, due 5/15/2030	736,880 (a)
Iliad Holding SASU
250,000	6.50%, due 10/15/2026	240,553 (a)
225,000	7.00%, due 10/15/2028	212,887 (a)
Level 3 Financing, Inc.
955,000	4.63%, due 9/15/2027	589,836 (a)
1,760,000	3.75%, due 7/15/2029	990,491 (a)
1,910,000	3.88%, due 11/15/2029	1,394,284 (a)
374,000	10.50%, due 5/15/2030	358,031 (a)
885,000	Lumen Technologies, Inc., 4.00%, due 2/15/2027	591,003 (a)
Sprint Capital Corp.
885,000	6.88%, due 11/15/2028	954,102
180,000	8.75%, due 3/15/2032	220,017
1,365,000	Sprint LLC, 7.13%, due 6/15/2024	1,387,346
13,626,263
Trucking & Leasing 0.4%
715,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	671,587 (a)(c)
Water 0.3%
430,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	412,800 (a)
Total Corporate Bonds (Cost $262,654,542)		244,396,287

Loan Assignments(b) 12.2%
Aerospace & Defense 0.7%
374,028	Peraton Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.83%, due 2/1/2028	365,923
865,000	TransDigm, Inc., Term Loan I, (3 mo. USD Term SOFR + 3.25%), 8.15%, due 8/24/2028	863,633
1,229,556
Automotive 0.4%
756,132	First Brands Group LLC, Term Loan, (6 mo. USD Term SOFR + 5.00%), 10.25%, due 3/30/2027	733,111
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Building Materials 0.3%
$422,246	Standard Industries, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.33%, due 9/22/2028	$420,954
Business Equipment & Services 0.5%
374,055	AppLovin Corp., Term Loan B, (3 mo. USD Term SOFR + 3.10%), due 10/25/2028	371,093 (h)(i)
369,066	Tempo Acquisition LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.98%, due 8/31/2028	368,449
		739,542
Chemicals & Plastics 0.7%
374,053	Diamond BC BV, Term Loan B, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 7.85% – 8.06%, due 9/29/2028	373,421 (j)
375,000	Ineos U.S. Finance LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), due 2/18/2030	373,905 (h)(i)
368,745	Starfruit Finco BV, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.90%, due 10/1/2025	366,555
		1,113,881
Containers & Glass Products 0.2%
350,000	Trident TPI Holdings, Inc., Term Loan, (1 mo. USD Term SOFR), due 9/15/2028	340,431 (h)(i)
Distribution - Wholesale 0.4%
593,513	Dealer Tire Financial LLC, Term Loan B2, (1 mo. USD Term SOFR + 4.50%), 9.48%, due 12/14/2027	590,729
Diversified Insurance 0.5%
649,967	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.00%, due 10/1/2027	625,190
247,468	Hub International Ltd., Term Loan B, (3 mo. USD LIBOR + 3.25%), 8.41% – 8.51%, due 4/25/2025	246,892 (j)
		872,082
Entertainment 0.3%
190,000	Formula One Holdings Ltd., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.23%, due 1/15/2030	190,142
369,070	Great Canadian Gaming Corp., Term Loan, (3 mo. USD LIBOR + 4.00%), 8.95%, due 11/1/2026	365,841
		555,983
Financial Intermediaries 1.1%
370,000	Asurion LLC, Second Lien Term Loan B4, (1 mo. USD LIBOR + 5.25%), 10.27%, due 1/20/2029	305,635
	Starwood Property Trust, Inc.
726,313	Term Loan B2, (1 mo. USD LIBOR + 3.25%), 8.33%, due 7/26/2026	702,708
748,125	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.23%, due 11/18/2027	721,940
		1,730,283
Food Service 0.1%
192,909	Aramark Services, Inc., Term Loan B, (1 mo. USD LIBOR + 2.50%), 7.52%, due 4/6/2028	192,548
Health Care 1.2%
763,073	Medline Borrower LP, Term Loan B, (1 mo. USD LIBOR + 3.25%), 8.27%, due 10/23/2028	740,074
250,000	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (3 mo. USD LIBOR + 3.75%), 9.02%, due 11/16/2025	234,860
1,470,274	Team Health Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.25%), 10.23%, due 3/2/2027	951,268
		1,926,202
Industrial Equipment 0.2%
369,056	Gates Global LLC, Term Loan B3, (1 mo. USD LIBOR + 2.50%), 7.58%, due 3/31/2027	367,366 (h)(i)
Leisure Goods - Activities - Movies 0.2%
373,947	UFC Holdings LLC, Term Loan B, (3 mo. USD LIBOR + 2.75%), 8.05%, due 4/29/2026	372,803
Lodging & Casinos 0.4%
728,175	GVC Holdings (Gibraltar) Ltd., Term Loan B2, (6 mo. USD Term SOFR + 3.50%), 8.44%, due 10/31/2029	730,360
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas 1.4%
$375,000	Ascent Resources - Utica, Second Lien Term Loan, (3 mo. USD LIBOR + 9.00%), 14.21%, due 11/1/2025	$397,031
735,429	GIP III Stetson I LP, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 9.33%, due 7/18/2025	732,980
395,000	Prairie ECI Acquiror LP, Term Loan B, (1 mo. USD LIBOR + 4.75%), 9.77%, due 3/11/2026	387,223
880,873	Waterbridge Midstream Operating LLC, Term Loan B, (3 mo. USD LIBOR + 5.75%), 11.01%, due 6/22/2026	873,535
		2,390,769
Retailers (except food & drug) 1.0%
782,461	Great Outdoors Group LLC, Term Loan B1, (1 mo. USD LIBOR + 3.75%), 8.77%, due 3/6/2028	775,130
954,569	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.41%, due 3/3/2028	940,031
		1,715,161
Telecommunications 1.0%
1,675,725	Frontier Communications Corp., First Lien Term Loan, (1 mo. USD LIBOR + 3.75%), 8.81%, due 5/1/2028	1,596,966
Textiles, Apparel & Luxury Goods 0.4%
681,194	Crocs, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.58%, due 2/20/2029	680,111
Utilities 1.2%
	Lightstone Holdco LLC
1,283,766	Term Loan B, (1 mo. USD Term SOFR + 5.75%), 10.73%, due 1/29/2027	1,132,385
72,608	Term Loan C, (1 mo. USD Term SOFR + 5.75%), 10.73%, due 1/29/2027	64,046
	Lonestar II Generation Holdings LLC
652,027	Term Loan B, (1 mo. USD LIBOR + 5.00%), 10.02%, due 4/20/2026	638,987
107,973	Term Loan C, (1 mo. USD LIBOR + 5.00%), 10.02%, due 4/20/2026	105,813
		1,941,231
Total Loan Assignments (Cost $21,029,977)		20,240,069

Convertible Bonds 0.4%
Media 0.4%
1,472,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $1,421,217)	693,312

Short-Term Investments 7.0%
Investment Companies 7.0%
11,666,329	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.76%(k) (Cost $11,666,329)	11,666,329
Total Investments 174.6% (Cost $309,963,163)		290,088,540
Liabilities Less Other Assets (28.9)%		(47,911,067)(l)
Liquidation Preference of Mandatory Redeemable Preferred Shares (45.7%)		(76,000,000)
Net Assets Applicable to Common Stockholders 100.0%		$166,177,473

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2023, these securities amounted to $214,487,826, which represents 129.1% of net assets applicable to common stockholders of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2023 and changes periodically.
(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(e)	Payment-in-kind (PIK) security.
(f)	When-issued security. Total value of all such securities at April 30, 2023 amounted to $2,494,456, which represents 1.5% of net assets applicable to common stockholders of the Fund.
(g)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
April 30, 2023.

(h)	All or a portion of this security was purchased on a delayed delivery basis.
(i)	All or a portion of this security had not settled as of April 30, 2023 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(j)	The stated interest rates represent the range of rates at April 30, 2023 of the underlying contracts within the Loan Assignment.
(k)	Represents 7-day effective yield as of April 30, 2023.
(l)	Includes the impact of the Fund's open positions in derivatives at April 30, 2023.
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$233,610,363	140.6%
Cayman Islands	11,836,217	7.1%
Canada	9,193,807	5.5%
United Kingdom	3,075,397	1.8%
Zambia	2,928,389	1.8%
Luxembourg	2,259,427	1.4%
Australia	2,239,083	1.3%
Switzerland	2,081,818	1.3%
France	1,948,040	1.2%
Netherlands	1,523,479	0.9%
Ireland	1,416,031	0.9%
Germany	1,397,464	0.8%
Israel	1,078,575	0.6%
Chile	790,533	0.5%
Austria	725,975	0.4%
Jersey	616,167	0.4%
Finland	512,277	0.3%
Bermuda	466,777	0.3%
Czech Republic	438,306	0.3%
Japan	284,086	0.2%
Liquidation Preference of Mandatory Redeemable Preferred Shares	(76,000,000)	(45.7)%
Short-Term Investments and Other Liabilities—Net	(36,244,738)	(21.9)%
	$166,177,473	100.0%
See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Derivative Instruments
Interest rate swap contracts ("interest rate swaps")
At April 30, 2023, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	USD	25,000,000	Receive	3M LIBOR	0.29%	3M/6M	6/21/2023	$171,431	$116,271	$287,702
CME	USD	20,000,000	Receive	3M LIBOR	0.33%	3M/6M	7/1/2023	175,650	58,629	234,279
Total								$347,081	$174,900	$521,981
For the six months ended April 30, 2023, the average notional value for the months where the Fund had interest rate swaps outstanding was $45,000,000 when the Fund paid the fixed rate.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$—	$13,092,543	$—	$13,092,543
Corporate Bonds#	—	244,396,287	—	244,396,287
Loan Assignments#	—	20,240,069	—	20,240,069
Convertible Bonds#	—	693,312	—	693,312
Short-Term Investments	—	11,666,329	—	11,666,329
Total Investments	$—	$290,088,540	$—	$290,088,540

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of April 30, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Assets	$—	$521,981	$—	$521,981
Total	$—	$521,981	$—	$521,981

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)
Neuberger Berman
High Yield Strategies Fund Inc.
April 30, 2023
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$290,088,540
Cash	179,043
Interest receivable	4,176,227
Receivable for securities sold	4,066,642
Receivable for accumulated variation margin on centrally cleared swap contracts (Note A)	521,981
Prepaid expenses and other assets	23,242
Total Assets	299,055,675
Liabilities
Notes payable (net of unamortized deferred issuance costs of $39,840) (Note A)	45,960,160
Mandatory Redeemable Preferred Shares, Series C ($12.50 liquidation preference per share; 6,080,000 shares issued and outstanding) (Note A)	76,000,000
Distributions payable—preferred shares	1,275,802
Distributions payable—common stock	14,635
Cash collateral segregated for centrally cleared swap contracts due to broker (Note A)	507,309
Payable to investment manager (Note B)	142,241
Payable for securities purchased	8,646,394
Payable to administrator (Note B)	11,853
Payable to directors	1,665
Interest payable (Note A)	249,905
Other accrued expenses and payables	68,238
Total Liabilities	132,878,202
Net Assets applicable to Common Stockholders	$166,177,473
Net Assets applicable to Common Stockholders consist of:
Paid-in capital—common stock	$236,010,354
Total distributable earnings/(losses)	(69,832,881)
Net Assets applicable to Common Stockholders	$166,177,473
Shares of Common Stock Outstanding ($0.0001 par value; 992,397,100 shares authorized)	19,437,682
Net Asset Value Per Share of Common Stock Outstanding	$8.55
*Cost of Investments:
(a) Unaffiliated issuers	$309,963,163

See Notes to Financial Statements

Statement of Operations (Unaudited)
Neuberger Berman
High Yield Strategies Fund Inc.
For the Six Months Ended April 30, 2023
Investment Income:
Income (Note A):
Interest and other income—unaffiliated issuers	$10,566,897
Foreign taxes withheld	(34)
Total income	$10,566,863
Expenses:
Investment management fees (Note B)	866,387
Administration fees (Note B)	72,199
Audit fees	28,996
Basic maintenance (Note A)	6,198
Custodian and accounting fees	60,152
Insurance	3,061
Legal fees	60,435
Stockholder reports	46,902
Stock exchange listing fees	3,660
Stock transfer agent fees	16,582
Distributions to mandatory redeemable preferred shareholders (Note A)	2,580,463
Directors' fees and expenses	21,247
Interest (Note A)	1,375,944
Miscellaneous and other fees	25,376
Total expenses	5,167,602
Net investment income/(loss)	$5,399,261
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(11,449,778)
Expiration or closing of swap contracts	880,581
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	14,484,717
Swap contracts	(907,503)
Net gain/(loss) on investments	3,008,017
Net increase/(decrease) in net assets applicable to Common Stockholders resulting from operations	$8,407,278
See Notes to Financial Statements

Statements of Changes in Net Assets
Neuberger Berman
	High Yield Strategies Fund Inc.
	Six Months Ended	Fiscal Year Ended
	April 30, 2023 (Unaudited)	October 31, 2022
Increase/(Decrease) in Net Assets Applicable to Common Stockholders:
From Operations (Note A):
Net investment income/(loss)	$5,399,261	$11,864,993
Net realized gain/(loss) on investments	(10,569,197)	(8,131,089)
Change in net unrealized appreciation/(depreciation) of investments	13,577,214	(37,223,310)
Net increase/(decrease) in net assets applicable to Common Stockholders resulting from operations	8,407,278	(33,489,406)
Distributions to Common Stockholders From (Note A):
Distributable earnings	(10,553,716)	(13,347,138)
Tax return of capital	—	(4,737,698)
Total distributions to Common Stockholders	(10,553,716)	(18,084,836)
From Capital Share Transactions (Note D):
Proceeds from the rights offering resulting in the issuance of 4,763,981 shares of common stock (Note E)(a)	—	38,701,436
Proceeds from reinvestment of dividends and distributions	45,098	59,568
Total net proceeds from capital share transactions	45,098	38,761,004
Net Increase/(Decrease) in Net Assets Applicable to Common Stockholders	(2,101,340)	(12,813,238)
Net Assets Applicable to Common Stockholders:
Beginning of period	168,278,813	181,092,051
End of period	$166,177,473	$168,278,813

(a)	Net of offering costs and related expenses of $2,277,351.
See Notes to Financial Statements

Statement of Cash Flows (Unaudited)
Neuberger Berman
High Yield Strategies Fund Inc.
For the Six Months Ended April 30, 2023
Increase/(Decrease) in cash:
Cash flows from operating activities:
Net increase in net assets applicable to Common Stockholders resulting from operations	$8,407,278
Adjustments to reconcile net increase in net assets applicable to Common Stockholders resulting from operations to net cash provided by operating activities:
Changes in assets and liabilities:
Purchase of investment securities	(131,750,919)
Proceeds from disposition of investment securities	113,549,282
Purchase/sale of short-term investment securities, net	20,746,680
Increase/decrease in receivable/payable for accumulated variation margin on centrally cleared swap contracts	907,503
Decrease in interest receivable	326,708
Decrease in unamortized deferred issuance cost	67,485
Decrease in prepaid expenses and other assets	114,883
Increase in receivable for securities sold	(3,833,836)
Increase in distributions payable on preferred shares	334,895
Increase in payable for securities purchased	6,213,992
Increase in interest payable	52,180
Net amortization/(accretion) of premium/(discount) on investments	(585,295)
Decrease in payable to investment manager	(3,892)
Decrease in payable to directors	(11,576)
Decrease in payable to administrator	(325)
Decrease in other accrued expenses and payables	(117,994)
Unrealized appreciation on investment securities of unaffiliated issuers	(14,484,717)
Net realized loss from transactions in investment securities of unaffiliated issuers	11,449,778
Net cash provided by (used in) operating activities	$11,382,110
Cash flows from financing activities:
Cash distributions paid on common stock	(10,508,779)
Net increase/(decrease) in cash and restricted cash	873,331
Cash:
Cash and restricted cash at beginning of period	(1,201,597)
Cash and restricted cash at end of period	$(328,266)
Supplemental disclosure
Cash paid for interest	$1,323,764
The following table provides a reconciliation of cash and restricted cash, if any, reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.
	April 30, 2023	October 31, 2022
Cash	$179,043	$—
Deposit for derivative collateral
Cash collateral segregated for centrally cleared swap contracts due from/(to) broker	(507,309)	(1,201,597)
Total cash and restricted cash as shown in the Statement of Cash Flows	$(328,266)	$(1,201,597)
See Notes to Financial Statements

Notes to Financial Statements High Yield Strategies Fund Inc. (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman High Yield Strategies Fund Inc. (the "Fund") was organized as a Maryland corporation on March 18, 2010, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. Under the 1940 Act, the status of a fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified fund. The Fund is currently a diversified fund. The Fund’s Board of Directors (the "Board") may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of stockholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
3
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

4
Income tax information: It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its stockholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to stockholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at April 30, 2023 was $310,446,741. The estimated gross unrealized appreciation was $2,285,337 and estimated gross unrealized depreciation was $22,235,060 resulting in net unrealized depreciation in value of investments of $19,949,723 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of common stock of the Fund. For the year ended October 31, 2022, the Fund recorded permanent reclassifications primarily related to nondeductible restructuring costs. For the year ended October 31, 2022, the Fund recorded the following permanent reclassifications:
Paid-in Capital	Total Distributable Earnings/(Losses)
$(136,090)	$136,090
The tax character of distributions paid during the years ended October 31, 2022, and October 31, 2021, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
2022	2021	2022	2021	2022	2021	2022	2021
$15,880,233	$13,351,098	$—	$—	$4,737,698	$4,832,395	$20,617,931	$18,183,493

As of October 31, 2022, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$—	$(33,525,698)	$(33,085,555)	$(1,075,190)	$(67,686,443)
The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and recognized on wash sales, timing differences of fund level distributions, tax adjustments related to swap contracts and amortization of bond premium.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2022, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
Capital Loss Carryforwards
Long-Term	Short-Term
$29,624,847	$3,460,708
5
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
6
Distributions to common stockholders: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare and pay monthly distributions to common stockholders. The Fund has adopted a policy to pay common stockholders a stable monthly distribution. The Fund’s ability to satisfy its policy will depend on a number of factors, including the amount and stability of income received from its investments, the availability of capital gains, distributions paid on any preferred shares, interest paid on any notes and the level of other Fund fees and expenses. In an effort to maintain a stable monthly distribution amount, the Fund may pay distributions consisting of net investment income, net realized gains and paid-in capital. There is no assurance that the Fund will always be able to pay distributions of a particular size, or that distributions will consist solely of net investment income and net realized capital gains. The composition of the Fund’s distributions for the calendar year 2023 will be reported to Fund stockholders on IRS Form 1099-DIV. The Fund may pay distributions in excess of those required by its stable distribution policy to avoid excise tax or to satisfy the requirements of Subchapter M of the U.S. Internal Revenue Code. Distributions to common stockholders are recorded on the ex-date. Net realized capital gains, if any, will be offset to the extent of any available capital loss carryforwards. Any such offset will not reduce the level of the stable distribution paid by the Fund. Distributions to preferred stockholders are accrued and determined as described in Note A-8.
On April 28, 2023, the Fund declared a monthly distribution to common stockholders in the amount of $0.0905 per share, payable on May 31, 2023 to stockholders of record on May 15, 2023, with an ex-date of May 12, 2023. Subsequent to April 30, 2023, the Fund declared a monthly distribution on May 11, 2023 to common stockholders in the amount of $0.0905 per share, payable on June 30, 2023 to stockholders of record on June 5, 2023, with an ex-date of June 2, 2023.
7
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies that are not directly attributable to a particular investment company (e.g., the Fund) are allocated among the Fund and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.
8
Financial leverage: In September 2013, the Fund issued privately placed notes ("2013 PNs") with an aggregate principal value of $90,000,000 and Mandatory Redeemable Preferred Shares, Series B with an aggregate liquidation preference of $35,000,000. In August 2020, the Fund issued Mandatory Redeemable Preferred Shares, Series C ("MRPS") with an aggregate liquidation preference of $95,000,000. The Fund used the proceeds from the issuance of the MRPS to repurchase the outstanding Mandatory Redeemable Preferred Shares, Series B and to prepay $60,000,000 of the aggregate principal balance of the 2013 PNs. In December 2020, in connection with the reduction in the Fund's asset level following the tender offer, the Fund prepaid $10,500,000 of the outstanding 2013 PNs and redeemed $19,000,000 of the MRPS, reducing the 2013 PNs aggregate principal value to $19,500,000 and the MRPS aggregate liquidation preference to $76,000,000. In June 2022, in connection with the increase in the Fund’s asset level following the rights offering (Note E), the Fund issued a privately placed note with a principal value of $26,500,000 ("2022 PN"

and together with the 2013 PNs, "PNs"). The PNs have a maturity date of September 18, 2023 and the MRPS have a maturity date of August 3, 2023. The interest on the PNs is accrued daily and paid quarterly. The MRPS have a liquidation preference of $12.50 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon ("Liquidation Value"). Distributions on the MRPS are accrued daily and paid quarterly. For financial reporting purposes only, the liquidation preference of the MRPS is recognized as a liability in the Statement of Assets and Liabilities.
During the six months ended April 30, 2023, the average principal balance outstanding and average annualized interest rate of the PNs were $46,000,000 and 5.74%, respectively. During the six months ended April 30, 2023, the average aggregate liquidation preference outstanding and average annualized distribution rate of the MRPS were $76,000,000 and 6.85%, respectively.
The table below sets forth key terms of the MRPS.
Series	Mandatory Redemption Date	Interest Rate	Shares Outstanding	Aggregate Liquidation Preference
Series C	8/3/23	6.95%*	6,080,000	$76,000,000

*	Current floating rate as of April 30, 2023.
The Fund has paid organizational expenses which are being amortized over the life of the 2013 PNs and MRPS. The expenses are included in the Interest expense that is reflected in the Statement of Operations.
The Fund may redeem the MRPS or prepay the PNs, in whole or in part, at its option after giving notice to the relevant holders of the MRPS and the PNs (together, the "Private Securities") but may incur additional expenses if it chooses to do so. The Fund is also subject to certain restrictions relating to the Private Securities. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common stockholders or repurchasing shares of common stock and/or could trigger the mandatory redemption of the MRPS at Liquidation Value and certain expenses and/or mandatory prepayment of the PNs at par plus accrued but unpaid interest and certain expenses. The holders of the MRPS are entitled to one vote per share and will vote with holders of shares of common stock as a single class, except that the holders of the MRPS will vote separately as a class on certain matters, as required by law or the Fund’s organizational documents. The holders of the MRPS, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund fails to pay distributions on the MRPS for two consecutive years.
9
Concentration of credit risk: The Fund will normally invest at least 80% of its total assets in high yield debt securities of U.S. and foreign issuers, which include securities that are rated below investment grade by a rating agency or are unrated debt securities determined to be of comparable quality by the Fund’s investment manager.
Due to the likelihood of volatility and potential illiquidity of the high yield securities in which the Fund invests and the real or perceived difficulty of issuers of those high yield securities to meet their payment obligations during economic downturns or because of negative business developments relating to the issuer or its industry in general, the value and/or price of the Fund’s shares of common stock may fluctuate more than would be the case if the Fund did not concentrate in high yield securities.
10
Derivative instruments: The Fund's use of derivatives during the six months ended April 30, 2023, is described below. Please see the Schedule of Investments for the Fund's open positions in derivatives, if any, at April 30, 2023. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Rule 18f-4 under the 1940 Act which became effective August 19, 2022, regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). The Fund has adopted a Rule 18f-4 Policy which provides, among other things, that unless the Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If the Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Interest rate swap contracts: During the six months ended April 30, 2023, the Fund used interest rate swaps to reduce the risk that an increase in short-term interest rates could reduce common share net earnings as a result of leverage. Under the terms of the interest rate swaps, the Fund agrees to pay the swap counterparty a fixed-rate payment in exchange for the counterparty’s paying the Fund a variable-rate payment that is intended to approximate all or a portion of the Fund’s variable-rate payment obligations on the Fund’s Private Securities. The fixed-rate and variable rate payment flows are paid by one party to the other on a periodic basis and netted against each other when applicable. There is no guarantee that these interest rate swap transactions will be successful in reducing or limiting risk.
Risks may arise if the counterparty to a swap contract fails to comply with the terms of its contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Additionally, risks may arise if there is no liquid market for these agreements or from movements in interest rates unanticipated by Management.
Periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment or receivable streams on the swaps. The unrealized gains/losses associated with the periodic interim net interest payments or receipts are reclassified to realized gains/ losses in conjunction with the actual net receipt or payment of such amounts. The reclassifications do not impact the Fund’s total net assets applicable to common stockholders or its total net increase (decrease) in net assets applicable to common stockholders resulting from operations.
Certain clearinghouses currently offer clearing for limited types of derivative transactions. In a cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty that is then cleared through a central clearinghouse. Upon acceptance of a swap by a central clearinghouse, the original swap is extinguished and replaced with a swap with the clearinghouse, thereby reducing or eliminating the Fund's exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of both initial and variation margin with the clearinghouse or at the instruction of the clearinghouse. The daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation and net interest receivable or payable on swap contracts to determine the fair value of swaps.
At April 30, 2023, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Centrally cleared swaps
Interest rate risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	$521,981	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	$—

(a)	"Centrally cleared swaps" reflect the cumulative unrealized appreciation/(depreciation) of the centrally cleared swap contracts plus accrued interest as of April 30, 2023.

The impact of the use of these derivative instruments on the Statement of Operations during the six months ended April 30, 2023, was as follows:
	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Swaps
Interest rate risk	$880,581	$(907,503)

(a)	Net realized gain/(loss) on derivatives is located in the Statement of Operations each under the caption, "Net realized gain/(loss) on:"

Swaps	Expiration or closing of swap contracts

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statement of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Swaps	Swap contracts
11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities, at value-Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended April 30, 2023, the Fund did not participate in securities lending.
12
When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

13
Indemnifications: Like many other companies, the Fund’s organizational documents provide that its officers ("Officers") and directors ("Directors") are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, both in some of its principal service contracts and in the normal course of its business, the Fund enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Fund’s maximum exposure under these arrangements is unknown as this could involve future claims against the Fund.
14
Arrangements with certain non-affiliated service providers: In order to satisfy rating agency requirements and the terms of the Private Securities, the Fund is required to provide the rating agency and holders of Private Securities a report on a monthly basis verifying that the Fund is maintaining eligible assets having a discounted value equal to or greater than the basic maintenance amount, which is the minimum level set by the rating agency as one of the conditions to maintain the rating on the PNs and the MRPS. "Discounted value" refers to the fact that the rating agency requires the Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agency. The Fund pays State Street for the preparation of this report, which is reflected in the Statement of Operations under the caption "Basic maintenance (Note A)."
15
Unfunded loan commitments: The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. As of April 30, 2023, the Fund had no outstanding unfunded loan commitments.
Note B—Investment Management Fees, Administration Fees, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee computed at an annual rate of 0.60% of the Fund’s average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the liquidation preference of any MRPS outstanding and principal amount of the PNs are not considered liabilities.
The Fund retains NBIA as its administrator under an Administration Agreement. The Fund pays NBIA an administration fee at an annual rate of 0.05% of its average daily Managed Assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
Note C—Securities Transactions:
During the six months ended April 30, 2023, there were purchase and sale transactions of long-term securities (excluding swap contracts) of $128,867,310 and $110,662,661, respectively.
Note D—Capital:
Transactions in shares of common stock for the six months ended April 30, 2023 and for the year ended October 31, 2022 were as follows:
For the Six Months Ended April 30, 2023		For the Year Ended October 31, 2022
Stock Issued on Reinvestment of Dividends and Distributions	Net Increase/ (Decrease) in Common Stock Outstanding	Stock Issued on Reinvestment of Dividends and Distributions	Stock Issued in connection with Rights Offering (Note E)	Net Increase/ (Decrease) in Common Stock Outstanding
5,142	5,142	4,957	4,763,981	4,768,938

Note E—2022 Common Stock Rights Offering:
On April 19, 2022 (the "Record Date"), the Fund commenced a transferable rights offering (the "Offer") whereby the Fund issued one transferable right (a "Right") for each share of common stock of the Fund held by stockholders of record as of the Record Date. Pursuant to the Offer, holders of Rights were entitled to purchase shares of common stock by submitting three Rights and the subscription price per share for each share purchased. The Offer expired at 5:00 p.m. Eastern Time on May 17, 2022 (the "Expiration Date"). The final subscription price of $8.60 per share of common stock was equal to 87% of the Fund’s NAV per share of common stock at the close of trading on the NYSE American on the Expiration Date. The Offer resulted in the issuance of 4,763,981 shares of common stock and the gross proceeds of the Offer were approximately $40.9 million.
Note F—Recent Accounting Pronouncement:
In December 2022, the FASB issued Accounting Standards Update No. 2022-06, "Reference Rate Reform (Topic 848)" ("ASU 2022-06"), which is an update to Accounting Standards Update No. 2021-01, "Reference Rate Reform (Topic 848)" ("ASU 2021-01") and defers the sunset date for applying the reference rate reform relief in Topic 848. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Fund's financial statements.
Note G—Subsequent Events:
Pursuant to a registration statement filed with the SEC, which became effective with the SEC subsequent to April 30, 2023, the Fund is authorized to issue up to an aggregate of $109,000,000 of shares of its common stock through an equity shelf offering program (the "Shelf Offering"). Under the Shelf Offering, the Fund, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Fund's net asset value per share of common stock. Subsequent to April 30, 2023, the Fund sold 7,300 shares of common stock and received net proceeds of $64,458 through its Shelf Offering. Offering costs (other than the applicable sales commissions) incurred in connection with the Shelf Offering were borne directly by the Fund. Neuberger Berman BD LLC ("NBBD"), an affiliate of NBIA, is the distributor of the Fund's shares and is entitled to receive a sales commission from the Fund of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Fund was informed that the sales commissions retained by NBBD was $130.
On May 23, 2023 (the "Record Date"), the Fund commenced a transferable rights offering (the "Offer") whereby the Fund issued one transferable right (a "Right") for each share of common stock of the Fund held by stockholders of record as of the Record Date. Pursuant to the Offer, holders of Rights were entitled to purchase shares of common stock by submitting three Rights and the subscription price per share for each share purchased. The Offer expired at 5:00 p.m. Eastern Time on June 21, 2023 (the "Expiration Date"). The final subscription price of $7.42 per share of common stock was equal to 89% of the Fund’s NAV per share of common stock at the close of trading on the NYSE American on the Expiration Date. The Offer, which was over-subscribed, resulted in the issuance of 6,482,227 shares of common stock and the gross proceeds of the Offer were approximately $48.1 million.

Note H—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights
High Yield Strategies Fund Inc.
The following table includes selected data for a common share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.
	Six Months Ended April 30,	Year Ended October 31,
	2023 (Unaudited)	2022	2021	2020	2019	2018
Common Stock Net Asset Value, Beginning of Period	$8.66	$12.35	$11.74	$12.67	$12.45	$13.43
Income/(Loss) From Investment Operations Applicable to Common Stockholders:
Net Investment Income/(Loss)[a]	0.28	0.71	0.75	0.73	0.78	0.76
Net Gains or (Losses) on Securities (both realized and unrealized)	0.15	(3.00)	0.78	(0.57)	0.38	(0.92)
Total From Investment Operations Applicable to Common Stockholders	0.43	(2.29)	1.53	0.16	1.16	(0.16)
Less Distributions to Common Stockholders From:
Net Investment Income	(0.54)	(0.81)	(0.77)	(0.77)	(0.82)	(0.79)
Tax Return of Capital	—	(0.28)	(0.32)	(0.32)	(0.12)	(0.03)
Total Distributions to Common Stockholders	(0.54)	(1.09)	(1.09)	(1.09)	(0.94)	(0.82)
Accretive Effect of Common Stock Tender Offers	—	—	0.17 [b]	—	—	—
Dilutive Effect of Rights Offering	—	(0.31)[c]	—	—	—	—
Common Stock Net Asset Value, End of Period	$8.55	$8.66	$12.35	$11.74	$12.67	$12.45
Common Stock Market Value, End of Period	$9.07	$8.21	$13.16	$10.75	$11.93	$10.33
Total Return, Common Stock Net Asset Value[d]	5.09%[e]	(21.70)%	14.81%[f]	2.28%	10.43%	(0.20)%[f]
Total Return, Common Stock Market Value[d]	17.59%[e]	(30.34)%	33.61%[f]	(0.53)%	25.32%	(8.32)%[f]
Supplemental Data/Ratios
Net Assets Applicable to Common Stockholders, End of Period (in millions)	$166.2	$168.3	$181.1	$229.3	$247.5	$243.3
Preferred Stock Outstanding, End of Period (in millions)[g]	$76.0	$76.0	$76.0	$95.0	$35.0	$35.0
Preferred Stock Liquidation Value Per Share[g]	$12.5	$12.5	$12.5	$12.5	$25,000	$25,000
Ratios are Calculated Using Average Net Assets Applicable to Common Stockholders
Ratio of Gross Expenses[h]	6.16%[i]	3.37%	2.55%	3.17%	3.52%	2.96%
Ratio of Net Expenses[h]	6.16%[i]	3.37%	2.55%	3.17%	3.52%	2.96%
Ratio of Net Investment Income/(Loss) Excluding Preferred Stock Distributions	6.44%[i]	6.90%	5.96%	6.21%	6.20%	5.88%
Portfolio Turnover Rate	41%[e]	52%	66%	102%	89%	62%
Asset Coverage Per Share of Preferred Stock, End of Period[j]	$40	$40	$42	$43	$201,899	$198,912
Notes Payable (in millions)[k]	$46.0	$45.9	$19.3	$29.6	$89.9	$89.9
Asset Coverage Per $1,000 of Notes Payable[l]	$6,302	$6,348	$14,374	$11,969	$4,147	$4,103

See Notes to Financial Highlights

Notes to Financial Highlights High Yield Strategies Fund Inc. (Unaudited)

a	Calculated based on the average number of shares of common stock outstanding during each fiscal period.
b
During the year ended October 31, 2021, the Fund conducted a tender offer and repurchased 25% of its outstanding shares of common stock at a price equal to 96% of the Fund’s NAV per share. The final payment for the tender offer was made at $12.03 per share representing 96% of the Fund's NAV per share on December 10, 2020.

c
During the year ended October 31, 2022, the Fund conducted a rights offering and issued 4,763,981 shares of common stock. The final subscription price for the rights offering was $8.60 per share representing 87%
of the Fund's NAV per share on May 17, 2022.

d
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Total return based on per share market value assumes the purchase of shares of common stock at the market price on the first day and sale of common stock at the market price on the last day of the period indicated. Distributions, if any, are assumed to be reinvested at prices obtained under the
Fund's distribution reinvestment plan. Results represent past performance and do not indicate future results.
Current returns may be lower or higher than the performance data quoted. Investment returns will fluctuate and shares of common stock, when sold, may be worth more or less than original cost.

e	Not annualized.
f	The class action proceeds received in 2021 and 2018 had no impact on the Fund’s total returns for the years ended October 31, 2021 or 2018, respectively.
g
From September 18, 2013 to August 4, 2020, the Fund had 1,400 Mandatory Redeemable Preferred
Shares, Series B outstanding. From August 5, 2020 to December 13, 2020, the Fund had 7,600,000 MRPS
outstanding. Effective December 14, 2020, the Fund has 6,080,000 MRPS outstanding (see Note A of Notes to Financial Statements).

h
Distributions to mandatory redeemable preferred stockholders and interest expense is included in expense ratios. The annualized ratios of distributions to mandatory redeemable preferred stockholders and interest expense to average net assets applicable to common stockholders were:

	Six Months Ended April 30,	Year Ended October 31,
	2023	2022	2021	2020	2019	2018
Distributions to mandatory redeemable preferred stockholders	3.08%	1.47%	0.95%	0.71%	0.71%	0.62%
Interest	1.56%	0.51%	0.15%	0.89%	1.38%	1.16%

i	Annualized.
j
Calculated by subtracting the Fund's total liabilities (excluding the liquidation preference of mandatory redeemable preferred shares and accumulated unpaid distributions on mandatory redeemable preferred shares) from the Fund's total assets and dividing by the number of mandatory redeemable preferred shares outstanding.

k	Net of unamortized deferred issuance costs. The unamortized deferred issuance costs were:

Six Months Ended April 30,	Year Ended October 31,
2023	2022	2021	2020	2019	2018
$39,840	$107,325	$243,416	$379,506	$88,436	$110,770

l
Calculated by subtracting the Fund’s total liabilities (excluding the liquidation preference of mandatory redeemable preferred shares, the outstanding principal of the PNs and accumulated unpaid liabilities on the
PNs and the mandatory redeemable preferred shares) from the Fund’s total assets and dividing by the outstanding Notes Payable balance.

Distribution Reinvestment Plan for the Fund
American Stock Transfer & Trust Company, LLC (the "Plan Agent") will act as Plan Agent for stockholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Distribution Reinvestment Plan ("Plan") in the same name as their then-current shares of the Fund’s common stock ("Shares") are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.
Whenever the Fund declares a dividend or distribution with respect to the Shares, each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant’s account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant’s account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant’s account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then-current market price per Share on the payment date.
Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant’s Shares (less their pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant’s account. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.
For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.
Open-market purchases provided for above may be made on any securities exchange where the Fund’s Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant’s uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant’s account. For the purpose of cash investments, the Plan Agent may commingle each Participant’s funds with those of other stockholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.
The Plan Agent may hold each Participant’s Shares acquired pursuant to the Plan together with the Shares of other stockholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent’s name or that of the Plan Agent’s nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.
The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the pro rata expense of any sale required to make such an adjustment.
Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its stockholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.
The Plan Agent’s service fee for handling capital gains and other distributions or income dividends will be paid by the Fund. Participants will be charged their pro rata share of brokerage commissions on all open-market purchases.
Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant’s notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.
These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant’s account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.
The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent’s negligence, bad faith, or willful misconduct or that of its employees. These terms and conditions are governed by the laws of the State of Maryland.
Reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions — i.e., reinvestment in additional Shares does not relieve stockholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund dividends and distributions. Participants should contact their tax professionals for information on how the Plan impacts their personal tax situation. For additional information about the Plan, please contact the Plan Agent by telephone at 1-866-227-2136 or by mail at 6201 15th Avenue, Brooklyn, NY, 11219 or online at www.astfinancial.com.

Directory
Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
877.461.1899
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Shareholder Services 866.227.2136
Plan Agent
American Stock Transfer & Trust Company, LLC
Plan Administration Department
P.O. Box 922
Wall Street Station
New York, NY 10269-0560

Overnight correspondence should be sent to:
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge upon request, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.
Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The portfolio holdings information on Forms N-PORT are available upon request, without charge, by calling 800-877-9700 (toll-free).

FACTS	WHAT DOES NEUBERGER BERMAN DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◾  Social Security numbers, dates of birth and other numerical identifiers
◾  Names and addresses
◾  Driver’s licenses, passports and other identification documents
◾  Usernames and passwords
◾  Internet protocol addresses and other network activity information
◾  Income, credit history, credit scores, assets, transaction history and other financial information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Neuberger Berman chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Neuberger Berman share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 646.497.4003 or 866.483.1046 (toll-free) Email NBPrivacyOfficer@nb.com
This is not part of the Fund's stockholder Report.

Who we are
Who is providing this notice?	Entities within the Neuberger Berman family of companies, mutual funds, and private investment funds.

What we do
How does Neuberger Berman protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include physical, electronic and procedural
safeguards, including secured files and buildings.
We restrict access to customer information to those employees who need to know such information in order to perform their job responsibilities.

How does Neuberger Berman collect my personal information?
We collect your personal information directly from you or your representatives, for example, when you
◾  seek advice about your investments
◾  give us your contact or income information
◾  provide account information or open an account
◾  direct us to buy or sell securities, or complete other
transactions
◾  visit one of our websites, portals or other online locations
We may also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
◾  sharing for affiliates’ everyday business
purposes—information about your creditworthiness
◾  affiliates from using your information to market to you
◾  sharing for nonaffiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and nonfinancial companies.
◾  Our affiliates include companies with a Neuberger Berman
name; financial companies, such as investment advisers or
broker dealers; mutual funds, and private investment funds.

Nonaffiliates
Companies not related by common ownership or control. They
can be financial and nonfinancial companies.
◾  Nonaffiliates we share with can include companies that
perform administrative services on our behalf (such as
vendors that provide data processing, transaction processing, and printing services) or other companies such as brokers,
dealers, or counterparties in connection with servicing your account.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ Neuberger Berman doesn’t jointly market.
This is not part of the Fund's stockholder Report.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Internal Sales & Services
877.461.1899
www.nb.com
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of stockholders and is not an offer for shares of the Fund.

H0547  06/23

(b)	Not applicable to the Registrant.

Item 2.  Code of Ethics.

The Board of Directors (“Board”) of Neuberger Berman High Yield Strategies Fund Inc. (“Registrant” or “Fund”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Real Estate Securities Income Fund Inc.’s Form N-CSRS, Investment Company Act file number 811-21421 (filed June 26, 2023). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to semi-annual reports on Form N-CSR.

Item 6.  Investments.

(a)	The complete schedule of investments for the Registrant is disclosed in the Registrant’s semi-annual report, which is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports on Form N-CSR.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No reportable purchases for the period covered by this report.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which stockholders may recommend nominees to the Board.

Item 11.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	The Fund engaged in securities lending activity during the fiscal year ended October 31, 2022.
Gross income from securities lending activities	$88,727
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$8,562
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$2,984
Administrative fees not included in revenue split	$0
Indemnification fees not included in revenue split	$0
Rebate (paid to borrower)	$0
Other fees relating to the securities lending program that are not included in the revenue split	$0
Aggregate fees/compensation for securities lending activities	$11,546
Net income from securities lending activities	$77,181

(b)
The Fund engaged in securities lending activity during the fiscal year ended October 31, 2022.  State Street Bank and Trust Company, as the Fund’s securities lending agent, effected loans of available securities of the Fund to qualified brokers and dealers in exchange for negotiated lender’s fees.

Item 13.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Real Estate Securities Income Fund Inc.’s Form N-CSRS, Investment Company Act file number 811-21421 (filed June 26, 2023).
(a)(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable to the Registrant.
(a)(4)	Not applicable to the Registrant.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman High Yield Strategies Fund Inc.
By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: July 7, 2023

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: July 7, 2023